Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net (loss) income	$ (553,033)	$ 363,524
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	4,109	3,975
Amortization of ROU	38,800
Issuance of ordinary shares recognized as R&D expenses	845,780
Reversal of RSU Shares-based compensation	(788,915)
Change in operating assets and liabilities:
Increase in accounts receivable	(67,497)	(111,362)
Decrease in accounts receivable – a related party	79,946
(Increase) decrease in other receivables and prepaid expenses	(186,557)	131,459
(Increase) decrease in deferred tax assets	(68,264)	87,846
Decrease in accounts payable	(44,771)	(65,314)
Increase (decrease) in other payables and accrued liabilities	2,227	(141,499)
Decrease in deferred revenue	(6,802)	(326,183)
(Decrease) increase in taxes payable	0	11,814
Decrease in lease liabilities	(34,152)
Net cash used in operating activities	(779,129)	(45,740)
Cash flows from investing activities:
Loan to third party	(6,320,000)
Repayment from third party	6,320,000
Net cash provided by investing activities
Cash flows from financing activities:
Proceeds from issuance of ordinary shares		3,000,000
Repayment of loans to related party		(1,362,951)
Payment of deferred offering costs		(385,317)
Net cash provided by financing activities		1,251,732
Effect of exchange of rate on cash	(34,928)	(29,949)
(Decrease) increase in cash	(814,057)	1,176,043
Cash, beginning of period	7,420,426	2,534,502
Cash, end of period	6,606,369	3,710,545
Supplemental disclosures of cash flow information
Cash paid for income tax expense
Cash paid for interest expense